Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Balance, beginning	$ 501,588
Recognition of derivative liability		501,588	53,612
Change in fair value	(477,976)		(447,976)
Balance, ending	$ 53,612	$ 501,588	$ 53,612